RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure of transactions between related parties [abstract]
Schedule of Related Party Transactions

Related party transactions are made on terms agreed upon by the related parties. The balances with related parties are unsecured, non-interest bearing, and due on demand. Related party transactions not disclosed elsewhere in the consolidated financial statements are as follows:

Due to a related party	June 30, 2021	June 30, 2020	July 1, 2019
Silvercorp Metals Inc.	$50,378	$62,182	$68,151

Schedule of Compensation of Key Management Personnel

The remuneration of directors and other members of key management personnel for the years ended June 30, 2021 and 2020 are as follows:

	Year ended June 30,
	2021	2020
Director's cash compensation	$290,463	$55,858
Director's share-based compensation	604,970	446,652
Key management's cash compensation	859,394	940,323
Key management's share-based compensation	1,709,004	2,205,258
	$3,463,831	$3,648,091